Loss Per Common Share	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 10 - Loss Per Common Share

Basic net loss per share attributable to common stockholders amounts are computed by dividing the net loss plus preferred stock dividends and deemed dividends by the weighted average number of shares outstanding during the period.